BORROWED FUNDS (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Short-term [Abstract]
Short-term borrowings	$ 17,000	$ 24,000	$ 9,000
Long-term [Abstract]
Long-term borrowings	16,826	16,853	25,964
FHLB Advances
Short-term [Abstract]
Short-term borrowings		24,000	9,000
Long-term [Abstract]
Long-term borrowings		16,000	20,000
ESOP Loan Payable
Long-term [Abstract]
Long-term borrowings		853	964
Citigroup Repurchase Agreements
Long-term [Abstract]
Long-term borrowings			$ 5,000